ACCOUNTING POLICIES (Details 3) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Components of other assets [Abstract]
Investments in non-consolidated affiliates	$ 25.2	$ 25.0	$ 23.7	$ 23.3
Deferred debt issuance costs	3.1	3.3	15.1	1.4
Long term receivable from the sale of an equity method investment	0.0	0.0	5.8	7.8
Income tax receivable	1.5	1.5	6.6	6.6
Interest rate swaps	0.0	0.0	2.9	3.5
Supply contracts	402.2	406.5	0.0	0.0
Other	18.9	18.3	16.1	16.4
Other assets	$ 463.8	$ 454.6	$ 70.2	$ 59.0